Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jul. 25, 2018
Document Effective Date	Jul. 29, 2018
Prospectus Date	Jul. 29, 2018
Port Street Quality Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	PSQGX